SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

Management evaluated subsequent events and transactions that occurred after the balance sheet date through the date these financial statements were issued. Based upon this review, other than below, management did not identify any additional subsequent events that would have required adjustment or disclosure in the financial statements.

Preferred Stock

On January 29, 2025, the Company issued 8 shares of Series A Preferred Stock to Redhawk Investment Group, LLC for aggregate proceeds of $20,000.